Long-Term Debt (Tables)	12 Months Ended
Dec. 31, 2012
Troubled Debts Restructures, Short-Term Borrowed Funds and Long-Term Debt [Abstract]
Scheduled maturities of advances and notes payable

Year ending December 31,
(dollars in thousands)

2014	$1,511
2015	11
2016	12
2017	12
2018	12
Thereafter	11,127

Total	$12,673